Revenue (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	¥ 383,205	¥ 223,775	¥ 175,992
Other revenue	125	274	932
Total revenue	383,330	224,049	176,924
Contracts With Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	383,205	224,049	176,924
Other Revenue Sources
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenue	125	0	0
Transaction revenue | Contracts With Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	381,705	223,046	174,937
Commission received | Contracts With Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	1,500	729	1,055
Other revenue | Contracts With Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenue	¥ 0	¥ 274	¥ 932